Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2035 Fund	May 30, 2024
Fidelity Freedom 2035 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	18.06%
Past 5 years	10.32%
Since Inception	7.89%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	7.83%

[1]	A From June 7, 2017 .